Acquisitions (Details) - GBP (£) £ in Millions	Jun. 14, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Non-current assets
Property, plant and equipment		£ 57,532	£ 47,043
Other intangible assets		3,272	1,443
Pension assets		3,885	1,747
Other non-current assets		303	293
Total non-current assets		76,897	57,278
Current assets
Trade and other receivables		3,715	2,919
Financial and other investments		3,145	2,342	£ 1,998		£ 1,981
Cash and cash equivalents		204	157	£ 73	[1]	£ 252	[1]
Total current assets		17,963	9,938
Total assets		94,860	67,216
Current liabilities
Borrowings		(12,121)	(3,737)
Trade and other payables		(4,915)	(3,517)
Total current liabilities		(24,770)	(9,368)
Non-current liabilities
Borrowings		(33,344)	(27,483)
Deferred tax liabilities		(6,765)	(4,815)
Non-current		(1,342)	(1,094)
Other non-current liabilities		(805)	(843)
Total non-current liabilities		(46,234)	(37,988)
Total liabilities		(71,004)	(47,356)
Net assets		23,856	19,860
Goodwill		£ 9,532	£ 4,588
WPD
Non-current assets
Property, plant and equipment	£ (4,026)
Other intangible assets	1,714
Pension assets	164
Total non-current assets	(2,148)
Total assets	(2,148)
Current liabilities
Trade and other payables	48
Total current liabilities	48
Non-current liabilities
Borrowings	(1,589)
Deferred tax	224
Contract liabilities	2,706
Other non-current liabilities	(21)
Total non-current liabilities	1,320
Total liabilities	1,368
Total identifiable net assets	(780)
Goodwill	3,467
Total consideration transferred	2,687
Non-current assets
Property, plant and equipment	10,051
Other intangible assets	1,763
Pension assets	566
Other non-current assets	27
Total non-current assets	12,407
Current assets
Trade and other receivables	268
Financial and other investments	69
Cash	44
Other current assets	42
Total current assets	423
Total assets	12,830
Current liabilities
Borrowings	(730)
Trade and other payables	(483)
Other current liabilities	(35)
Total current liabilities	(1,248)
Non-current liabilities
Borrowings	(7,556)
Deferred tax	(789)
Contract liabilities	0
Other non-current liabilities	(77)
Total non-current liabilities	(8,422)
Total liabilities	(9,670)
Total identifiable net assets	3,160
Goodwill	4,721
Total consideration transferred	7,881
Cash consideration	7,881
WPD | WPD
Non-current assets
Property, plant and equipment	14,077
Other intangible assets	49
Pension assets	402
Other non-current assets	27
Total non-current assets	14,555
Current assets
Trade and other receivables	268
Financial and other investments	69
Cash and cash equivalents	44
Other current assets	42
Total current assets	423
Total assets	14,978
Current liabilities
Borrowings	(730)
Trade and other payables	(531)
Other current liabilities	(35)
Total current liabilities	(1,296)
Non-current liabilities
Borrowings	(5,967)
Deferred tax liabilities	(1,013)
Non-current	(2,706)
Other non-current liabilities	(56)
Total non-current liabilities	(9,742)
Total liabilities	(11,038)
Net assets	3,940
Goodwill	1,254
Total consideration transferred	£ 5,194

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.